Employees, Directors share options (Details)	12 Months Ended
	Dec. 31, 2021 shares £ / shares	Dec. 31, 2020 shares £ / shares	Dec. 31, 2019 shares £ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Share options held by directors [Abstract]
Share options granted (in shares) | shares	7,261,725	1,320,000
Joseph Wiley [Member]
Share options held by directors [Abstract]
Number (in shares) | shares	2,031,350			2,031,350
Exercise price per share (in sterling per share)				$ 2.804
Expiration Date	Mar. 07, 2028
Share options granted (in shares) | shares	2,031,350
Joseph Wiley [Member]
Share options held by directors [Abstract]
Number (in shares) | shares	6,437,460	6,437,460	6,437,460	6,437,460	6,437,460
Joseph Wiley [Member] | Bottom of Range [Member]
Share options held by directors [Abstract]
Exercise price per share (in sterling per share) | £ / shares	£ 0.0076	£ 0.0076	£ 0.0076
Expiration Date	Nov. 28, 2024	Nov. 28, 2024	Nov. 28, 2024
Joseph Wiley [Member] | Top of Range [Member]
Share options held by directors [Abstract]
Exercise price per share (in sterling per share) | £ / shares	£ 1.2150	£ 1.2150	£ 1.2150
Expiration Date	Nov. 04, 2026	Nov. 04, 2026	Nov. 04, 2026
Raj Kannan [Member]
Share options held by directors [Abstract]
Number (in shares) | shares	3,189,995			3,189,995
Share options granted (in shares) | shares	220,000
Raj Kannan [Member] | Chiasma, Inc [Member]
Share options held by directors [Abstract]
Share options granted (in shares) | shares	2,969,995
Raj Kannan [Member] | Bottom of Range [Member]
Share options held by directors [Abstract]
Exercise price per share (in sterling per share)				$ 2.04
Expiration Date	Aug. 08, 2028
Raj Kannan [Member] | Top of Range [Member]
Share options held by directors [Abstract]
Exercise price per share (in sterling per share)				$ 4.08
Expiration Date	Feb. 08, 2031
Dr. Roni Mamluk [Member]
Share options held by directors [Abstract]
Number (in shares) | shares	1,380,380			1,380,380
Share options granted (in shares) | shares	220,000
Dr. Roni Mamluk [Member] | Chiasma, Inc [Member]
Share options held by directors [Abstract]
Share options granted (in shares) | shares	1,160,380
Dr. Roni Mamluk [Member] | Bottom of Range [Member]
Share options held by directors [Abstract]
Exercise price per share (in sterling per share)				$ 0.68
Expiration Date	Nov. 14, 2024
Dr. Roni Mamluk [Member] | Top of Range [Member]
Share options held by directors [Abstract]
Exercise price per share (in sterling per share)				$ 5.02
Expiration Date	Jun. 10, 2030
Raymond T. Stafford [Member]
Share options held by directors [Abstract]
Number (in shares) | shares	330,000	220,000		330,000	220,000
Exercise price per share (in sterling per share)					$ 2.25
Expiration Date		Jul. 09, 2027
Share options granted (in shares) | shares	110,000	220,000
Raymond T. Stafford [Member] | Bottom of Range [Member]
Share options held by directors [Abstract]
Exercise price per share (in sterling per share)				$ 2.04
Expiration Date	Jul. 09, 2027
Raymond T. Stafford [Member] | Top of Range [Member]
Share options held by directors [Abstract]
Exercise price per share (in sterling per share)				$ 2.25
Expiration Date	Aug. 08, 2028
George P. Hampton, Jr. [Member]
Share options held by directors [Abstract]
Number (in shares) | shares	330,000	220,000		330,000	220,000
Exercise price per share (in sterling per share)					$ 2.25
Expiration Date		Jul. 09, 2027
Share options granted (in shares) | shares	110,000	220,000
George P. Hampton, Jr. [Member] | Bottom of Range [Member]
Share options held by directors [Abstract]
Exercise price per share (in sterling per share)				$ 2.04
Expiration Date	Jul. 09, 2027
George P. Hampton, Jr. [Member] | Top of Range [Member]
Share options held by directors [Abstract]
Exercise price per share (in sterling per share)				$ 2.25
Expiration Date	Aug. 08, 2028
Dr. Alain H. Munoz [Member]
Share options held by directors [Abstract]
Number (in shares) | shares	330,000	220,000		330,000	220,000
Exercise price per share (in sterling per share)					$ 2.25
Expiration Date		Jul. 09, 2027
Share options granted (in shares) | shares	110,000	220,000
Dr. Alain H. Munoz [Member] | Bottom of Range [Member]
Share options held by directors [Abstract]
Exercise price per share (in sterling per share)				$ 2.04
Expiration Date	Jul. 09, 2027
Dr. Alain H. Munoz [Member] | Top of Range [Member]
Share options held by directors [Abstract]
Exercise price per share (in sterling per share)				$ 2.25
Expiration Date	Aug. 08, 2028
Donald K. Stern [Member]
Share options held by directors [Abstract]
Number (in shares) | shares	330,000	220,000		330,000	220,000
Exercise price per share (in sterling per share)					$ 2.25
Expiration Date		Jul. 09, 2027
Share options granted (in shares) | shares	110,000	220,000
Donald K. Stern [Member] | Bottom of Range [Member]
Share options held by directors [Abstract]
Exercise price per share (in sterling per share)				$ 2.04
Expiration Date	Jul. 09, 2027
Donald K. Stern [Member] | Top of Range [Member]
Share options held by directors [Abstract]
Exercise price per share (in sterling per share)				$ 2.25
Expiration Date	Aug. 08, 2028
Dr. Patrick V.J.J. Vink [Member]
Share options held by directors [Abstract]
Number (in shares) | shares	330,000	220,000		330,000	220,000
Exercise price per share (in sterling per share)					$ 2.25
Expiration Date		Jul. 09, 2027
Share options granted (in shares) | shares	110,000	220,000
Dr. Patrick V.J.J. Vink [Member] | Bottom of Range [Member]
Share options held by directors [Abstract]
Exercise price per share (in sterling per share)				$ 2.04
Expiration Date	Jul. 09, 2027
Dr. Patrick V.J.J. Vink [Member] | Top of Range [Member]
Share options held by directors [Abstract]
Exercise price per share (in sterling per share)				$ 2.25
Expiration Date	Aug. 08, 2028
Stephen T. Wills [Member]
Share options held by directors [Abstract]
Number (in shares) | shares	330,000	220,000		330,000	220,000
Exercise price per share (in sterling per share)					$ 2.25
Expiration Date		Jul. 09, 2027
Share options granted (in shares) | shares	110,000	220,000
Stephen T. Wills [Member] | Bottom of Range [Member]
Share options held by directors [Abstract]
Exercise price per share (in sterling per share)				$ 2.04
Expiration Date	Jul. 09, 2027
Stephen T. Wills [Member] | Top of Range [Member]
Share options held by directors [Abstract]
Exercise price per share (in sterling per share)				$ 2.25
Expiration Date	Aug. 08, 2028